Acquisitions (Details) - USD ($)	Mar. 15, 2017	Jan. 16, 2017	Nov. 07, 2016
EMRgence, LLC. [Member]
Estimated Fair Value of Consideration Transferred
Tangible assets acquired			$ 18,119
Liabilities assumed			(6,395)
Net tangible assets			11,724
Total purchase price			1,489,157
EMRgence, LLC. [Member] | Non-compete Agreements [Member]
Estimated Fair Value of Consideration Transferred
Identifiable assets acquired			4,121
EMRgence, LLC. [Member] | Customer lists [Member]
Estimated Fair Value of Consideration Transferred
Identifiable assets acquired			346,018
EMRgence, LLC. [Member] | Software [Member]
Estimated Fair Value of Consideration Transferred
Identifiable assets acquired			$ 1,127,294
Empower Technologies, Inc. [Member]
Estimated Fair Value of Consideration Transferred
Liabilities assumed		$ (89,911)
Net tangible assets		(89,911)
Total purchase price		535,263
Empower Technologies, Inc. [Member] | Non-compete Agreements [Member]
Estimated Fair Value of Consideration Transferred
Identifiable assets acquired		53,103
Empower Technologies, Inc. [Member] | Customer lists [Member]
Estimated Fair Value of Consideration Transferred
Identifiable assets acquired		$ 482,160
Digital Medical Solutions, Inc. [Member]
Estimated Fair Value of Consideration Transferred
Tangible assets acquired	$ 300,932
Liabilities assumed	(135,219)
Net tangible assets	165,713
Total purchase price	1,000,000
Digital Medical Solutions, Inc. [Member] | Customer lists [Member]
Estimated Fair Value of Consideration Transferred
Identifiable assets acquired	384,287
Digital Medical Solutions, Inc. [Member] | Software [Member]
Estimated Fair Value of Consideration Transferred
Identifiable assets acquired	$ 450,000